SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Professional fees	$ 118,938	$ 436,541	$ 297,636
Promotion expenses	43,437	46,760	37,433
Payroll	23,641	22,669	23,976
Commission	307,563	219,721	224,711
Tax penalty	75,000	75,000
Deferred Income	15,527
Others	32,202	57,664	63,921
Total	$ 616,308	$ 858,355	$ 647,677